Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements of assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Agency mortgage-backed: residential [Member]
Fair Value	$ 33	$ 38
Agency Bonds [Member]
Fair Value		503
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency mortgage-backed: residential [Member]
Fair Value
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member] | Agency Bonds [Member]
Fair Value
Significant Other Observable Inputs (Level 2) [Member] | Agency mortgage-backed: residential [Member]
Fair Value	33	38
Significant Other Observable Inputs (Level 2) [Member] | Agency Bonds [Member]
Fair Value		503
Significant Unobservable Inputs (Level 3) [Member] | Agency mortgage-backed: residential [Member]
Fair Value
Significant Unobservable Inputs (Level 3) [Member] | Agency Bonds [Member]
Fair Value